Document and Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Dec. 31, 2010	Feb. 17, 2011	Jun. 30, 2010
Document and Entity Information
Document Type	8-K
Document Period End Date	Dec. 31, 2010
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Fiscal Year Focus	2010
Entity Registrant Name	DUKE REALTY CORP
Entity Central Index Key	0000783280
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		252,520,708
Entity Public Float			$ 2.8